Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income Taxes

10 - INCOME TAXES

Our $8.3 million federal income tax net operating loss carryover expires over the period from 2026 through 2033.  Our federal and state income tax returns are no longer subject to examination for years before 2008.  We have taken no tax positions that, more likely than not, may not be realized.    In 2013, we wrote off the $385,388 deferred tax asset, and related valuation allowance, which exceeded the tax benefit from the exercise of a warrant.

Significant components of our deferred tax assets and liabilities were:

	2013	2012
Warrants	$ 330,041	$ 1,112,946
Net operating loss carryovers	3,652,023	928,022
Development stage losses	401,136	399,243
Equity investment	497,321	262,217
Equity to Third Party Service Providers	59,507	-
Residual portfolio amortization	153,681	54,565
Management equity awards	133,192	23,610
Total deferred tax assets	5,226,901	2,780,603

Deferred tax liabilities:
Debt discount	(134,091)	102,987
Fixed Assets	22,744	-
Intangibles	(1,590)	453
Total deferred tax liabilities	(112,937)	103,440
Net deferred tax assets		2,677,163

Valuation allowance	(5,115,556)	(2,677,616)
Deferred tax liability	$ (1,590)	$ (453)

Significant components of our income tax provisions were:

	Year Months Ended
	December 31,
	2013	2012
Current state (over provision)	$ -	$ (18,643)
Deferred federal	-	(1,196,268)
Deferred tax asset write off	-	-
Valuation allowance	-	1,196,721
	$ -	$ (18,190)

The losses before income taxes and equity investment loss at the 34% federal statutory tax rate reconciles to our tax provisions as follows:

	Year Months Ended
	December 31,
	2013	2012
Loss before income taxes	$ (1,626,363)	$ (1,223,163)
Deferred tax asset write off	-	-
Deferred tax valuation allowance	2,437,940	1,196,721
Permanent items	24,005	20,556
State tax net of federal tax benefit	-	(12,304)
Equity Investment Adjustment	(129,579)	-
Other	(355,650)	-
Prior Period Adjustments	(350,353)	-
	$ -	$ (18,190)